Summary of significant accounting policies (Details 4) (CNY)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Summary of significant accounting policies
Number of revenue models for online game services	2
Other income from expired game cards	4,428,309	10,647,183
Revenue from inactive accounts	98,367,393	103,939,999	61,931,492
Period of time used to establish inactive account	360 days
Number of license revenue streams	2
Number of parts for revenue recognition of licensing arrangements	2
PCS charge	0
Deferred revenues related to online game operation	410,983,447	463,828,951
Deferred revenues related to licensing	11,225,181	15,573,561
Total amount of net VAT and business tax	105,107,074	114,665,467	99,702,834
Online game development costs capitalization	5,875,774	12,516,776	29,502,827
Advertising expenses	160,279,673	173,454,641	178,102,579
Country disclosures
Capital leases	0	0	0
China
Country disclosures
Statutory general reserve rate	10.00%
The maximum percentage of statutory general reserve need to be made over entity's registered capital	50.00%
Appropriation to statutory reserves	4,923,933	31,541,131	57,700,883
Appropriation to other reserves	0	0	0